Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of tax effects of temporary differences that give rise to the deferred tax assets and liabilities
The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and liabilities were as follows:

	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforwards	$4,983,415	$3,199,412
Research and development credits	421,880	326,551
Share-based compensation	249,874	43,526
Other accruals	147,659	—
Gross deferred tax assets	5,802,828	3,569,489
Deferred tax liabilities:
Prepaid expenses	(527,181)	—
Net deferred tax assets	5,275,647	3,569,489
Less: valuation allowance	(5,275,647)	(3,569,489)
	$—	$—

Schedule of effective income tax rate reconciliation
A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	Year ended December 31,
	2021	2020
Federal tax expense/(benefit) at statutory rate	21.0%	21.0%
State tax, net of federal benefit	2.5	11.8
Non-taxable partnership income	(7.5)	(25.5)
Permanent differences	(0.5)	(9.2)
Research and development	0.9	(1.2)
Other	(0.1)	—
Change in valuation allowance	(16.3)	3.1
	—%	—%

Summary of operating loss carryforwards
The following table summarizes carryforwards of federal, state and local net operating losses (“NOL”) and research tax credits:

	December 31,
	2021	2020
NOL carryforwards—Federal	$14,887,383	$8,030,123
NOL carryforwards—State	14,887,383	8,030,123
NOL carryforwards—Local	13,926,879	15,399,777
Research tax credits—Federal	421,880	326,551